LOANS HELD-FOR-INVESTMENT (Statistics) (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) Loan	Dec. 31, 2019 USD ($) Loan	Dec. 31, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans | Loan	143	12
Net book value	$ 598,395	$ 301,630	$ 89,762
Loans receivable with variable rate of interest (percent)	100.00%
LIBOR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Basis spread on variable rate		100.00%
Total CRE loans-held-for-investment and related receivables, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans	10	11	4
Principal balance	$ 251,391	$ 297,357	$ 89,679
Net book value	$ 232,007	$ 298,880	$ 89,762
Weighted-average interest rate	9.80%	8.90%	17.20%
Weighted-average maximum years to maturity	2 years 3 months 18 days	2 years 10 months 24 days	2 years 4 months 24 days
Broadly syndicated loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans | Loan	133	1
Principal balance	$ 374,876	$ 2,750
Net book value	$ 366,388	$ 2,750
Weighted-average interest rate	3.90%	4.50%
Weighted-average maximum years to maturity	4 years 10 months 24 days	5 years 2 months 12 days